SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund,

Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund,

Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund,

Schwab Target 2055 Fund and Schwab Target 2060 Fund

(collectively, the Funds)

Supplement dated August 24, 2018 to the

Funds’ currently effective Prospectus, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective August 24, 2018, the Prospectus is being revised to reflect the addition of the Unaffiliated International Fixed Income Fund I as an underlying fund in which the funds will invest.

The funds also changed their allocations to certain underlying funds. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

In connection with these changes, the section titled “The Funds’ Investments in Underlying Funds” on Page 67 of the Prospectus is deleted and replaced in its entirety with the following:

The Funds’ Investments in Underlying Funds

The following table shows which underlying funds may be used within each asset class and style class and each fund’s approximate asset allocation to each underlying fund as of August 24, 2018. Each fund’s allocation to a specified asset class, style class and underlying fund will change over time. Included in the current universe of underlying funds are five unaffiliated funds: two within the domestic large-cap equity style class and three within the fixed income asset category. Similar to the Schwab Funds and Laudus Funds that serve as underlying funds, the investment objectives and principal investment strategies of these unaffiliated funds are described in the “Description of underlying funds” section of the prospectus under the sub-headings “Unaffiliated Large-Cap Growth Fund I,” “Unaffiliated Large-Cap Value Fund I,” “Unaffiliated Large-Cap Value Fund II,” “Unaffiliated Emerging Markets Fund I,” “Unaffiliated Fixed Income Fund II,” “Unaffiliated Fixed Income Fund IV,” “Unaffiliated Fixed Income Fund V” and “Unaffiliated International Fixed Income Fund I” respectively.

The adviser may exclude one or more underlying funds from a fund’s asset allocation strategy at any given time. For additional details regarding how the adviser determines the funds’ underlying fund and style class allocations, please refer back to the “Principal Investment Strategies” section in the Fund Summary sections and the section “Fund details: Investment objectives, strategies and risks” in this prospectus. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

The allocations may not add to 100% due to rounding.

Asset Class, Style Class and Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Equity Funds

Large-Cap
Schwab Core Equity Fund	5.3%	5.5%	7.0%	9.5%	10.7%	11.7%	12.5%
Schwab S&P 500 Index Fund	10.7%	11.3%	12.5%	14.1%	14.7%	15.0%	15.1%
Schwab Dividend Equity Fund	0.2%	0.2%	0.3%	0.6%	1.2%	1.8%	2.4%
Laudus U.S. Large Cap Growth Fund	0.0%	0.0%	0.3%	1.4%	2.5%	3.7%	5.1%
Unaffiliated Large-Cap Growth Fund I	3.1%	3.3%	3.4%	3.5%	3.6%	3.4%	3.0%
Unaffiliated Large-Cap Value Fund I	1.4%	1.5%	1.7%	2.2%	2.4%	2.6%	2.8%
Unaffiliated Large-Cap Value Fund II	1.4%	1.5%	1.7%	2.2%	2.4%	2.6%	2.8%

Mid-Cap
Schwab U.S. Mid-Cap Index Fund	0.7%	0.8%	0.9%	1.1%	1.3%	1.4%	1.6%

Small-Cap
Schwab Small-Cap Equity Fund	1.3%	1.4%	1.7%	2.5%	3.1%	3.6%	4.1%
Laudus Small-Cap MarketMasters Fund	0.7%	0.7%	0.9%	1.3%	1.7%	1.9%	2.2%

Global Real Estate
Schwab Global Real Estate Fund	1.8%	1.9%	2.3%	3.0%	3.4%	3.8%	4.2%

International
Laudus International MarketMasters Fund	5.9%	6.5%	7.9%	10.0%	11.6%	12.9%	14.0%
Schwab International Core Equity Fund	3.9%	4.3%	5.3%	6.7%	7.7%	8.6%	9.3%
Unaffiliated Emerging Markets Fund I Equity ETF	0.0%	0.0%	0.3%	1.1%	2.0%	2.9%	3.8%
TOTAL EQUITY	36.5%	38.9%	46.3%	59.1%	68.4%	76.0%	83.0%

Fixed Income Funds

Intermediate-Term Bond
Schwab U.S. Aggregate Bond Index Fund	23.8%	22.7%	19.9%	15.0%	11.3%	7.9%	5.1%
Schwab Intermediate-Term Bond Fund	0.0%	0.0%	0.4%	1.1%	1.3%	1.3%	1.2%
Unaffiliated Fixed Income Fund II	1.1%	1.3%	1.9%	2.9%	3.3%	3.1%	2.6%
Unaffiliated Fixed Income Fund IV	9.3%	9.3%	9.2%	8.3%	7.0%	5.3%	3.6%
Unaffiliated Fixed Income Fund V	5.1%	4.7%	3.6%	2.2%	1.4%	0.8%	0.4%

Short-Term Bond
Schwab Short-Term Bond Index Fund	9.8%	9.3%	7.3%	4.4%	2.6%	1.5%	0.7%

Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	6.3%	6.1%	4.2%	1.4%	0.0%	0.0%	0.0%

International Bond
Unaffiliated International Fixed Income Fund I	1.2%	1.3%	1.6%	1.8%	1.7%	1.5%	1.1%
TOTAL FIXED INCOME	56.7%	54.7%	48.3%	37.1%	28.5%	21.4%	14.7%

Cash and Cash Equivalents (including Money Market Funds)
Schwab Variable Share Price Money Fund	6.8%	6.4%	5.3%	3.9%	3.0%	2.6%	2.2%
Schwab Treasury Obligations Money Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Schwab Government Money Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
TOTAL CASH AND CASH EQUIVALENTS	6.8%	6.4%	5.3%	3.9%	3.0%	2.6%	2.2%

Asset Class, Style Class and Underlying Funds	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Equity Funds

Large-Cap
Schwab Core Equity Fund	13.0%	13.3%	13.6%	13.7%
Schwab S&P 500 Index Fund	15.0%	14.9%	14.8%	14.8%
Schwab Dividend Equity Fund	2.9%	3.2%	3.5%	3.6%
Laudus U.S. Large Cap Growth Fund	6.2%	6.9%	7.5%	7.9%
Unaffiliated Large-Cap Growth Fund I	2.7%	2.4%	2.1%	2.0%
Unaffiliated Large-Cap Value Fund I	3.0%	3.0%	3.1%	3.1%
Unaffiliated Large-Cap Value Fund II	3.0%	3.0%	3.1%	3.1%

Mid-Cap
Schwab U.S. Mid-Cap Index Fund	1.6%	1.7%	1.7%	1.7%

Small-Cap
Schwab Small-Cap Equity Fund	4.5%	4.8%	5.0%	5.1%
Laudus Small-Cap MarketMasters Fund	2.4%	2.6%	2.7%	2.7%

Global Real Estate
Schwab Global Real Estate Fund	4.4%	4.5%	4.7%	4.8%

International
Laudus International MarketMasters Fund	14.8%	15.3%	15.7%	16.0%
Schwab International Core Equity Fund	9.9%	10.2%	10.5%	10.6%
Unaffiliated Emerging Markets Fund I	4.6%	5.1%	5.6%	5.8%
TOTAL EQUITY	88.1%	91.0%	93.5%	95.0%

Fixed Income Funds

Intermediate-Term Bond
Schwab U.S. Aggregate Bond Index Fund	3.2%	2.2%	1.4%	0.9%
Schwab Intermediate-Term Bond Fund	1.0%	0.8%	0.5%	0.4%
Unaffiliated Fixed Income Fund II	2.0%	1.5%	1.0%	0.7%
Unaffiliated Fixed Income Fund IV	2.4%	1.7%	1.1%	0.7%
Unaffiliated Fixed Income Fund V	0.2%	0.1%	0.1%	0.0%

Short-Term Bond
Schwab Short-Term Bond Index Fund	0.3%	0.1%	0.0%	0.0%

Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	0.0%	0.0%	0.0%	0.0%

International Bond
Unaffiliated International Fixed Income Fund I	0.8%	0.6%	0.4%	0.3%
TOTAL FIXED INCOME	9.8%	7.0%	4.5%	3.0%

Cash and Cash Equivalents (including Money Market Funds)
Schwab Variable Share Price Money Fund	2.1%	2.0%	2.0%	2.0%
Schwab Treasury Obligations Money Fund	0.0%	0.0%	0.0%	0.0%
Schwab Government Money Fund	0.0%	0.0%	0.0%	0.0%
TOTAL CASH AND CASH EQUIVALENTS	2.1%	2.0%	2.0%	2.0%

On page 70, under the Section titled “Description of Underlying Funds,” the following fund and accompanying description of its investment objective and principal investment strategies is added:

Unaffiliated International Fixed Income Fund I

Seeks maximum total return, consistent with preservation of capital and prudent investment management. The fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The fund will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The fund’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The fund selects its foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index, as calculated by the fund, which as of May 31, 2018 was 7.90 years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG103507-00 (08/18)

00215171

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